CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - AUD ($)	Parent interests	Contributed equity	Reserves	Accumulated losses	Total
Balance at Jun. 30, 2015	$ 18,959,248	$ 115,247,128	$ 4,697,403	$ (100,985,283)	$ 18,959,248
Loss for the year	(8,458,965)			(8,458,965)	(8,458,965)
Other comprehensive profit (loss)	1,307,219		1,307,219		1,307,219
Total comprehensive loss	(7,151,746)		1,307,219	(8,458,965)	(7,151,746)
Value of shares issued on conversion of convertible notes	25,448	25,448			25,448
Share-based payments	50,239		50,239		50,239
Transactions with owners in their capacity as owners	75,687	25,448	50,239		75,687
Balance at Jun. 30, 2016	11,883,189	115,272,576	6,054,861	(109,444,248)	11,883,189
Loss for the year	(8,403,826)			(8,403,826)	(8,403,826)
Other comprehensive profit (loss)	(130,655)		(130,655)		(130,655)
Total comprehensive loss	(8,534,481)		(130,655)	(8,403,826)	(8,534,481)
Contributions of equity (net of transaction costs)	6,814,939	6,814,939			6,814,939
Share-based payments	120,287		120,287		120,287
Share facility fee rebate	295,110	295,110			295,110
Transactions with owners in their capacity as owners	7,230,336	7,110,049	120,287		7,230,336
Balance at Jun. 30, 2017	10,579,044	122,382,625	6,044,493	(117,848,074)	10,579,044
Loss for the year	(5,463,872)			(5,463,872)	(5,463,872)
Other comprehensive profit (loss)	(522,966)		(522,966)		(522,966)
Total comprehensive loss	(5,986,838)		(522,966)	(5,463,872)	(5,986,838)
Contributions of equity (net of transaction costs)	(9,963)	(9,963)			(9,963)
Share-based payments	129,635		129,635		129,635
Transactions with owners in their capacity as owners	119,672	(9,963)	129,635		119,672
Balance at Jun. 30, 2018	$ 4,711,878	$ 122,372,662	$ 5,651,162	$ (123,311,946)	$ 4,711,878